Jordan K. Thomsen Vice President, Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102 (973) 204-3146 jordan.thomsen@prudential.com
May 2, 2022

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life Variable Appreciable Account (Registration No. 002-89558)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 54; and (ii) that the text of Post-Effective Amendment No. 54 was filed electronically on April 1, 2022 (Accession No. 0000740870-22-000009).

/s/ Jordan K. Thomsen	May 2, 2022

Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company	Date

via EDGAR